HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Hedging Transactions and Derivative Financial Instruments Disclosures [Abstract]
Derivative instruments, fair value, designated as hedging instruments
The following table presents the fair values of the Company's derivative instruments that were designated and qualified as part of a hedging relationship (in millions):

		Fair Value[1,2]
Derivatives Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2018	December 31, 2017
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$43	$45
Foreign currency contracts	Other assets	114	79
Interest rate contracts	Other assets	88	52
Total assets		$245	$176
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$19	$77
Foreign currency contracts	Other liabilities	15	9
Commodity contracts	Accounts payable and accrued expenses	1	4
Interest rate contracts	Accounts payable and accrued expenses	—	30
Interest rate contracts	Other liabilities	40	39
Total liabilities		$75	$159

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company's derivative instruments.

[2]
Refer to Note 17 for additional information related to the estimated fair value.

Derivative instruments, fair value, not designated as hedging instruments
The following table presents the fair values of the Company's derivative instruments that were not designated as hedging instruments (in millions):

		Fair Value[1,2]
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location[1]	December 31, 2018	December 31, 2017
Assets:
Foreign currency contracts	Prepaid expenses and other assets	$61	$20
Foreign currency contracts	Other assets	—	27
Commodity contracts	Prepaid expenses and other assets	2	25
Commodity contracts	Other assets	—	1
Other derivative instruments	Prepaid expenses and other assets	7	8
Total assets		$70	$81
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$101	$69
Foreign currency contracts	Other liabilities	—	28
Commodity contracts	Accounts payable and accrued expenses	38	7
Commodity contracts	Other liabilities	8	—
Other derivative instruments	Accounts payable and accrued expenses	13	1
Other derivative instruments	Other liabilities	—	1
Total liabilities		$160	$106

[1]
All of the Company's derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company's derivative instruments.

[2]
Refer to Note 17 for additional information related to the estimated fair value.

Derivative instruments, pretax impact that changes in the fair value of the derivatives designated as hedges had on AOCI and earnings
The following table presents the pretax impact that changes in the fair values of derivatives designated as cash flow hedges had on AOCI and earnings (in millions):

	Gain (Loss) Recognized in OCI	Location of Gain (Loss) Recognized in Income[1]	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)
2018
Foreign currency contracts	$9	Net operating revenues	$136	$1
Foreign currency contracts	15	Cost of goods sold	8	(3)
Foreign currency contracts	—	Interest expense	(9)	—
Foreign currency contracts	23	Other income (loss) — net	(5)	(4)
Interest rate contracts	22	Interest expense	(40)	(8)
Commodity contracts	(1)	Cost of goods sold	—	(5)
Total	$68		$90	$(19)
2017
Foreign currency contracts	$(226)	Net operating revenues	$443	$1
Foreign currency contracts	(26)	Cost of goods sold	(2)	—	[2]
Foreign currency contracts	—	Interest expense	(9)	—
Foreign currency contracts	92	Other income (loss) — net	107	3
Interest rate contracts	(22)	Interest expense	(37)	2
Commodity contracts	(6)	Cost of goods sold	(1)	—
Total	$(188)		$501	$6
2016
Foreign currency contracts	$69	Net operating revenues	$567	$(3)
Foreign currency contracts	8	Cost of goods sold	35	(1)
Foreign currency contracts	—	Interest expense	(9)	—
Foreign currency contracts	13	Other income (loss) — net	(3)	(3)
Interest rate contracts	(126)	Interest expense	(17)	(2)
Commodity contracts	(1)	Cost of goods sold	(1)	—
Total	$(37)		$572	$(9)

[1]	The Company records gains and losses reclassified from AOCI into income for the effective portion and ineffective portion, if any, to the same line items in our consolidated statements of income.
[2]
Includes a de minimis amount of ineffectiveness in the hedging relationship.

Derivative instruments, fair value hedges, gain (loss) recognized in income
The following table summarizes the pretax impact that changes in the fair values of derivatives designated as fair value hedges had on earnings (in millions):

Hedging Instruments and Hedged Items	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income[1]
2018
Interest rate contracts	Interest expense	$34
Fixed-rate debt	Interest expense	(38)
Net impact to interest expense		$(4)
Foreign currency contracts	Other income (loss) — net	$(6)
Available-for-sale securities	Other income (loss) — net	6
Net impact to other income (loss) — net		$—
Net impact of fair value hedging instruments		$(4)
2017
Interest rate contracts	Interest expense	$(69)
Fixed-rate debt	Interest expense	63
Net impact to interest expense		$(6)
Foreign currency contracts	Other income (loss) — net	$(37)
Available-for-sale securities	Other income (loss) — net	44
Net impact to other income (loss) — net		$7
Net impact of fair value hedging instruments		$1
2016
Interest rate contracts	Interest expense	$170
Fixed-rate debt	Interest expense	(152)
Net impact to interest expense		$18
Foreign currency contracts	Other income (loss) — net	$69
Available-for-sale securities	Other income (loss) — net	(73)
Net impact to other income (loss) — net		$(4)
Net impact of fair value hedging instruments		$14

[1] The net impacts represent the ineffective portions of the hedge relationships and the amounts excluded from the assessment of hedge effectiveness.

Derivative instruments,fair value of net investment hedges, gain (loss) recognized in AOCI
The following table summarizes the notional values and pretax impact of changes in the fair values of instruments designated as net investment hedges (in millions):

	Notional Amount		Gain (Loss) Recognized in OCI
	as of December 31,		Year Ended December 31,
	2018	2017	2018	2017	2016
Foreign currency contracts	$—	$—	$(14)	$(7)	$(237)
Foreign currency denominated debt	12,494	13,147	653	(1,505)	304
Total	$12,494	$13,147	$639	$(1,512)	$67

Derivative instruments, not designated as hedging instruments, gain (loss) in earnings
The following table presents the pretax impact that changes in the fair values of derivatives not designated as hedging instruments had on earnings (in millions):

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
		Year Ended December 31,
		2018	2017	2016
Foreign currency contracts	Net operating revenues	$22	$(30)	$(45)
Foreign currency contracts	Cost of goods sold	9	(1)	4
Foreign currency contracts	Other income (loss) — net	(264)	73	(168)
Commodity contracts	Net operating revenues	—	16	10
Commodity contracts	Cost of goods sold	(25)	15	75
Commodity contracts	Selling, general and administrative expenses	—	1	6
Interest rate contracts	Interest expense	(1)	—	(39)
Other derivative instruments	Selling, general and administrative expenses	(18)	46	16
Other derivative instruments	Other income (loss) — net	(22)	1	(15)
Total		$(299)	$121	$(156)